Stock Option Plan and Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Stock Option Plan And Stock-based Compensation
Schedule of stock options

	Number of Options	Weighted-average exercise price	Weighted average remaining contractual term (years)	Weighted-Average Fair Value at Grant Date
Options outstanding at January 1, 2024	984,900	$1.53	8.75	$0.90
Granted	705,000	$1.20	9.61	$0.74
Exercised	(70,350)	$1.53
Forfeited	-
Options outstanding at June 30, 2024	1,619,550	$1.39
Options exercisable at June 30, 2024	422,100	$1.53

	Number of Options	Weighted average exercise price	Weighted average remaining contractual term (years)	Weighted- Average Fair Value at Grant Date
Options outstanding at January 1, 2023	-	$-	-	$-
Granted	1,377,172	1.53
Forfeited	(392,272)	1.53
Options outstanding at December 31, 2023	984,900	$1.53	9.25	$0.90
Options exercisable at December 31, 2023	-	$-	-	-

Schedule of assumptions used

Risk-free interest rate	3.67% – 4.33%
Expected life of option grants	5.75 – 6.25 years
Expected volatility of underlying stock	61.65%
Dividends assumption	$-

Risk-free interest rate	3.67%
Expected life of option grants	5.75 years
Expected volatility of underlying stock	61.65%
Dividends assumption	$-

Schedule of non-cash stock-based compensation expenses
	Successor				Predecessor
	Three Months Ended June 30, 2024	Six Months Ended June 30, 2024	Three Months Ended June 30, 2023	Period from March 15, 2023 to June 30, 2023	Period from January 1, 2023 to March 14, 2023
Research and development	$4	$7	$-	$-	$-
Sales and marketing	16	48	-	-	-
General and administrative	82	267	55	57	158
Total non-cash stock compensation	$102	$322	$55	$57	$158

Schedule of RSUs transaction activity

	Shares	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2024	486,165	$7.80
Granted	47,000	$1.29
Vested	(80,000)	$7.80
Forfeited	-
Outstanding at June 30, 2024	453,165

Schedule of non-cash stock-based compensation expenses related to restricted stock units

Six Months ended June 30, 2024
Research and development	$404
Sales and marketing	206
General and administrative	504
Total non-cash stock compensation	$1,114